Cash and Cash Equivalents - Summary of Cash and Cash Equivalent Rollforward (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	$ 1,014,599,766	$ 1,070,459,159	$ 1,087,785,666
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	1,771,116,131	1,014,599,766	1,070,459,159
Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(1,066,964,677)	(1,087,269,172)	(639,083,931)
Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	2,096,412,196	977,324,273	966,107,277
Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(272,931,154)	54,085,506	(344,349,853)
Lease Liabilities
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	64,154,942	52,050,060	57,879,022
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	53,715,615	64,154,942	52,050,060
Lease Liabilities | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(13,014,252)	(13,877,834)	(18,141,992)
Lease Liabilities | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	0	0	0
Lease Liabilities | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	2,574,925	25,982,716	12,313,030
Debt Securities
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	201,900,664	456,405,788	369,494,858
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	1,009,506,228	201,900,664	456,405,788
Debt Securities | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(213,006,389)	(342,298,892)	(272,202,167)
Debt Securities | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	1,074,416,027	163,367,920	457,242,271
Debt Securities | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(53,804,074)	(75,574,152)	(98,129,174)
Subordinated Debt Securities
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	447,750,094	307,906,125	347,088,279
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	266,114,122	447,750,094	307,906,125
Subordinated Debt Securities | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	0	0	0
Subordinated Debt Securities | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	0	0	0
Subordinated Debt Securities | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(181,635,972)	139,843,969	(39,182,154)
Financing Received from the Argentine Central Bank and Other Financial Institutions
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	300,794,066	254,097,186	313,323,507
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	441,780,166	300,794,066	254,097,186
Financing Received from the Argentine Central Bank and Other Financial Institutions | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(840,944,036)	(731,092,446)	(348,739,772)
Financing Received from the Argentine Central Bank and Other Financial Institutions | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	1,021,996,169	813,956,353	508,865,006
Financing Received from the Argentine Central Bank and Other Financial Institutions | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	$ (40,066,033)	$ (36,167,027)	$ (219,351,555)